Employee Future Benefits	9 Months Ended
Sep. 30, 2020
Employee Future Benefits
Employee Future Benefits
12.	Employee future benefits

The Company sponsors a pension plan in Germany (The Aeterna Zentaris GmbH Pension Plan). The change in the Company’s accrued benefit obligations is summarized as follows:

	September 30, 2020			Year ended December 31, 2019
	Pension benefit plans	Other benefit plans	Total	Total
	$	$	$	$
Balances – Beginning of the period	13,705	83	13,788	13,205
Current service cost	36	2	38	49
Interest cost	118	1	119	241
Actuarial loss arising from changes in financial assumptions	665	—	665	1,040
Benefits paid	(335)	(3)	(338)	(483)
Impact of foreign exchange rate changes	575	4	579	(264)
Balances – End of the period	14,764	87	14,851	13,788
Amounts recognized:
In net loss	(154)	(3)	(157)	(262)
In other comprehensive loss	1,240	4	1,244	(810)

The calculation of the pension benefit obligation is sensitive to the discount rate assumption. Discount rates were 1.1% at December 31, 2019, 1.8% at March 31, 2020, 1.1% at June 30, 2020 and 0.8% at September 30, 2020.